Schedule of Income Tax Expense And Effective Tax Rates (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (2,765,749)	$ (8,743,565)	$ (4,104,168)	$ (15,235,942)	$ (21,314,271)	$ (39,928,263)
Income tax expense	$ 1,038,063	$ 442,068	$ 2,367,067	$ 2,203,377	$ 3,307,243	$ (4,959,178)
Effective tax rate			(57.70%)	(14.50%)